INCOME TAXES - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 14,857,000	$ 14,668,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	108,000
Other	65,000	65,000
Total deferred tax assets	40,570,000	40,381,000
Valuation allowance	(40,570,000)	(40,381,000)
Total	$ 0	$ 0